UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011.

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:    Wynnefield Capital Management, L.L.C.

      Address: 450 Seventh Avenue, Suite 509, New York, New York 10123.

      Form 13F File Number: 28-7006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:    Joshua H. Landes
      Title:   Managing Member
      Phone:   (212) 760-0814

Signature, Place and Date of Signing:

      /s/ Joshua H. Landes            New York, NY            November 10, 2011

Report Type (Check one only):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Wynnefield Capital Management, L.L.C.

Report Summary:

      Number of Other Included Managers:                   0
      Form 13F Information Table Entry Total:             43
      Form 13F Information Table Value Total:       $235,793

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED 09/30/2011

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                                            Title of                    Value                          Investment       Sole Voting
Name of Issuer                              Class        Cusip          (x$1000)      Shares           Discretion       Authority
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED PHOTONIX INC-CL A                  RSTD         00754E107       8,199        2,075,750        Sole               2,075,750
API TECHNOLOGIES CORP                       COMM         00187E203       9,954        2,520,000        Sole               2,520,000
BREEZE-EASTERN CORP                         COMM         106764103      12,514        2,117,911        Sole               2,117,911
CAGLES INC-CLASS A                          COMM         127703106         928          244,807        Sole                 244,807
CDC SOFTWARE CORP-ADR                       ADRS         12507Y108       1,378          417,447        Sole                 417,447
CHIQUITA BRANDS INTL                        COMM         170032809       4,128          495,000        Sole                 495,000
COLLECTIVE BRANDS INC                       COMM         19421W100       9,060          739,050        Sole                 739,050
CORE-MARK HOLDING CO INC                    COMM         218681104      21,271          705,600        Sole                 705,600
CROWN CRAFTS INC                            COMM         228309100       5,745        1,573,573        Sole               1,573,573
DIREXION SMALL CAP BEAR 3X                  ETF          25459W110      29,134          550,000        Sole                 550,000
EASYLINK SERVICES INTL-CL A                 COMM         277858106       9,835        2,296,226        Sole               2,296,226
FEDERAL SIGNAL CORP                         COMM         313855108       3,022          697,762        Sole                 697,762
GLOBAL POWER EQUIPMENT GROUP INC            COMM         37941P306      10,472          450,000        Sole                 450,000
HALOZYME THERAPEUTICS INC                   COMM         40637H109       1,228          200,000        Sole                 200,000
HANDY & HARMAN LTD                          COMM         410315105       4,935          538,002        Sole                 538,002
HECKMANN CORP                               COMM         422680108       6,560        1,295,000        Sole               1,295,000
HECKMANN CORP                               WRNT         422680108           9            1,700        Sole                   1,700
ICON PLC - SPONSORED ADR                    ADRS         45103T107      14,472          910,000        Sole                 910,000
KID BRANDS INC                              COMM         49375T100         133           50,503        Sole                  50,503
KINDRED HEALTHCARE INC                      COMM         494580103       1,121          140,000        Sole                 140,000
KRATOS DEFENSE & SECURITY                   COMM         50077B207       4,973          740,000        Sole                 740,000
LANDEC CORP                                 COMM         514766104      12,665        2,497,924        Sole               2,497,924
MAGNUM HUNTER RESOURCES CORP                COMM         55973B102         828          250,000        Sole                 250,000
MVC CAPITAL INC                             COMM         553829102      16,095        1,565,258        Sole               1,565,258
NATURES SUNSHINE PRODS INC                  COMM         639027101      14,291        1,059,921        Sole               1,059,921
NEUTRAL TANDEM INC                          COMM         64128B108       3,049          330,000        Sole                 330,000
NEVADA GOLD & CASINOS INC                   COMM         64126Q206       1,077          615,188        Sole                 615,188
OVERHILL FARMS INC                          COMM         690212105         199           55,701        Sole                  55,701
PHC INC-CL A (MASS)                         COMM         693315103         564          259,018        Sole                 259,018
PHYSICIANS FORMULA HOLDINGS                 COMM         719427106       1,099          479,700        Sole                 479,700
PILGRIM'S PRIDE CORP                        COMM         72147K108         214           50,000        Sole                  50,000
PRIMO WATER CORP                            COMM         74165N105       2,764          490,000        Sole                 490,000
PROSHARES ULTRA GOLD                        ETF          74347W601       2,620           30,000        Sole                  30,000
ROTECH HEALTHCARE INC                       COMM         778669101       3,874        1,887,500        Sole               1,887,500
SMTC CORPORATION                            COMM         832682207         727          723,450        Sole                 723,450
SUMMER INFANT INC                           COMM         865646103       8,576        1,339,427        Sole               1,339,427
SUN HEALTHCARE GROUP INC NEW                COMM         86677E100         567          210,000        Sole                 210,000
TEAMSTAFF INC                               COMM         87815U303       1,684        1,294,092        Sole               1,294,092
ULTRAPETROL (BAHAMAS) LTD                   COMM         P94398107         227          100,000        Sole                 100,000
ULTRASHORT LEHMAN 20+ YEAR                  ETF          74347R297       1,989          102,300        Sole                 102,300
US NATURAL GAS FUND LP                      ETF          912318110          90           10,000        Sole                  10,000
VITACOST.COM INC                            COMM         92847A200       2,904          610,000        Sole                 610,000
WESTMORELAND COAL CO                        COMM         960878106         621           80,000        Sole                  80,000